EMPLOYEE BENEFITS - Key management personnel remuneration (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Key management personnel remuneration [abstract]
Board fees paid	R 7.8	R 7.6	R 6.2
Salaries paid	82.5	75.5	67.3
Short term incentives relating to this cycle	84.1	73.8	63.6
Market value of long-term incentives vested and transferred	40.1	0.0	0.0
Long term incentives paid during the cycle	0.0	183.3	41.5
Total short term compensation	R 214.5	R 340.2	R 178.6